41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 9) R$ in Thousands	Dec. 31, 2018 BRL (R$)
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 2,690,869
Less than 1 year
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,187,976
1 to 3 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,388,339
3 to 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	9,261
Over 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	105,293
Loans and financing
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,035,378
Loans and financing | Less than 1 year
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	180,301
Loans and financing | 1 to 3 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	740,523
Loans and financing | 3 to 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	9,261
Loans and financing | Over 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	105,293
Debentures
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,652,760
Debentures | Less than 1 year
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	1,004,944
Debentures | 1 to 3 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	647,816
Debentures | 3 to 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	0
Debentures | Over 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	0
Suppliers
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	2,731
Suppliers | Less than 1 year
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	2,731
Suppliers | 1 to 3 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	0
Suppliers | 3 to 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	0
Suppliers | Over 5 years
DisclosureOfExpectedUndiscountedSettlementValuesOfLiabilitiesLineItems [Line Items]
Expected undiscounted settlement values of the liabilities	R$ 0